Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 191,749	$ 221,581
Financial assets at amortized cost	12,511	8,314
Financial assets at fair value through profit or loss	2,117	0
Accounts receivable, net (including related parties)	235,829	261,148
Inventories	217,308	370,933
Income taxes receivable	1,454	31
Restricted deposit	453,000	369,300
Other receivable from related parties	69	1,224
Other current assets	86,548	104,277
Total current assets	1,200,585	1,336,808
Financial assets at fair value through profit or loss.	21,650	15,350
Financial assets at fair value through other comprehensive income	1,635	279
Equity method investments	3,490	6,533
Property, plant and equipment, net	130,109	126,138
Deferred tax assets	14,196	11,797
Goodwill	28,138	28,138
Other intangible assets, net	816	1,094
Restricted deposit	32	32
Refundable deposits	222,025	162,968
Other non-current assets	20,728	12,621
Total non current assets	442,819	364,950
Total assets	1,643,404	1,701,758
Current liabilities:
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	453,000	369,300
Accounts payable (including related parties)	107,342	122,042
Income taxes payable	15,309	69,383
Other payable to related parties	110	2,568
Contract liabilities-current	17,751	49,167
Other current liabilities	109,291	75,535
Total current liabilities	708,803	693,995
Long-term unsecured borrowings	34,500	40,500
Deferred tax liabilities	520	691
Other non-current liabilities	35,879	72,751
Total liabilities	779,702	807,937
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	114,648	112,249
Treasury shares	(5,157)	(5,594)
Accumulated other comprehensive income	(180)	(218)
Retained earnings	640,447	679,125
Equity attributable to owners of Himax Technologies, Inc.	856,768	892,572
Noncontrolling interests	6,934	1,249
Total equity	863,702	893,821
Total liabilities and equity	$ 1,643,404	$ 1,701,758